Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,988,000
Previously Paid Amount	0.00
Total Fee Amount	274.54
Total Offset Amount	0.00
Net Fee	274.54
Narrative - Max Aggregate Offering Price	$ 1,988,000
Final Prospectus	true